Financial Assets and Financial Liabilities (Details) - Schedule of changes in liabilities arising from financing activities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest- bearing loans and borrowings [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of changes in liabilities arising from financing activities [Line Items]
Beginning balance	¥ 47,539	¥ 60,000	¥ 55,000
Ending balance	69,045	47,539	60,000
Changes from financing activities	21,506	(12,461)	5,000
Lease termination
Changes from operating activities
Acquisition of a subsidiary
Additions
Accretion of interest
Lease liabilities [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of changes in liabilities arising from financing activities [Line Items]
Beginning balance	3,279	17,490	14,713
Ending balance	8,773	3,279	17,490
Changes from financing activities	(1,309)	(3,648)	(4,688)
Lease termination	(1,151)	(14,379)
Changes from operating activities	(859)		(778)
Acquisition of a subsidiary
Additions	8,578	2,734	5,682
Accretion of interest	235	1,082	2,561
Due to a shareholder [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of changes in liabilities arising from financing activities [Line Items]
Beginning balance	325	325
Ending balance	325	325	325
Changes from financing activities
Lease termination
Changes from operating activities
Acquisition of a subsidiary			325
Additions
Accretion of interest
Due to a related party [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of changes in liabilities arising from financing activities [Line Items]
Beginning balance		7,177
Ending balance	488		7,177
Changes from financing activities	488	(7,177)	7,177
Lease termination
Changes from operating activities
Acquisition of a subsidiary
Additions
Accretion of interest